Note 8 - Employee Costs Payable	12 Months Ended
Nov. 30, 2013
Compensation Related Costs [Abstract]
Compensation Related Costs, General [Text Block]
8.	Employee costs payable

As at November 30, 2013, the Company had $336,327 (2012 - $472,619) salaries payable to Dr. Isa Odidi and Dr. Amina Odidi, principal shareholders, directors and executive officers of the Company and $172,289 (2012 - $190,603) for other amounts payable to certain employees.  These balances are due on demand and therefore presented as current in nature.